Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of components of debt
As of September 30, 2022 and December 31, 2021, our debt was as follows:

(in thousands of $)	September 30, 2022	December 31, 2021
Gimi facility	(535,000)	(410,000)
Norwegian Bonds	(299,520)	(299,403)
Golar Arctic facility	(23,707)	(29,178)
2017 Convertible Bonds	—	(315,646)
Subtotal (excluding lessor VIE debt)	(858,227)	(1,054,227)
CSSC VIE debt - Hilli facility (1)	(519,075)	(597,280)
Total debt (gross)	(1,377,302)	(1,651,507)
Less: Deferred financing costs	23,554	28,207
Total debt, net of deferred financing costs	(1,353,748)	(1,623,300)

At September 30, 2022, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(7,225)	(347,097)	(354,322)
Long-term debt	(827,739)	(171,687)	(999,426)
Total	(834,964)	(518,784)	(1,353,748)
(1) This amount relates to the lessor VIE (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP (see note 12.1).